Deposits (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Due during the year ending December 31,
2014	$ 66,783
2015	23,663
2016	10,054
2017	5,037
2018	6,424
2019	572
Total	$ 112,533